Accrued and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued and Other Current Liabilities	Accrued and other current liabilities consisted of the following (in $000s):
	March 31,	December 31,
	2026	2025
Accrued legal and professional fees	$446	$500
Other current liabilities	94	215
	$540	$715

Accrued and other current liabilities consisted of the following items as of December 31, 2025 and 2024 (in thousands):

	December 31,	December 31,
	2025	2024
Accrued research and development	$—	$1,299
Accrued legal and professional fees	500	87
Other current liabilities	215	283
	$715	$1,669